Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018		Feb. 28, 2017
Basic earnings (loss) per share calculation:
Net loss to common shareholders	$ (2,256,142)	$ (10,243,396)		$ (7,219,626)
Weighted average number of common shares outstanding	86,876,957	61,786,169		43,384,632
Basic net loss per share	$ (0.03)	$ (0.17)		$ (0.16)
Diluted earnings (loss) per share calculation:
Net loss to common shareholders	$ (2,256,142)	$ (10,243,396)		$ (7,219,626)
Weighted average number of common shares outstanding	86,876,957	61,786,169		44,840,743
Stock options (1)			[1]		[1]
Warrants (2)			[2]		[2]
Diluted weighted average common shares outstanding	86,876,957	61,786,169		44,840,743
Diluted net loss per share	$ (0.03)	$ (0.17)		$ (0.16)

[1]	At both February 28, 2018 and February 28, 2017, there were outstanding stock options equivalent to 6,437,600 and 6,692,310 common shares, respectively. The stock options are anti-dilutive at February 28, 2018 and February 28, 2017 and therefore, have been excluded from diluted earnings (loss) per share.
[2]	At February 28, 2018 and February 28, 2017, there were outstanding warrants equivalent to 7,080,000 and 8,510,000 common shares, respectively. The warrants are anti-dilutive at February 28, 2018 and February 28, 2017 and therefore, have been excluded from diluted earnings (loss) per share.